November 17, 1997


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C.  20549

	Attention:    Division of Investment Management

	     Re: Merrill Lynch New Mexico Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust
		     Post-Effective Amendment No. 4 to
		     the Registration Statement on Form N-1A
		     (Securities Act File No. 33-52303)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"), Merrill Lynch New Mexico Municipal Bond Fund of the Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

	     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No. 4 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     November 14, 1997.

				      Very truly yours,

		    Merrill Lynch New Mexico Municipal Bond Fund
		of Merrill Lynch Multi-State Municipal Series Trust

				  By:  /s/ Robert E. Putney, III
					      Secretary